Schedule of Investments (unaudited)
February 28, 2023
BlackRock Global Dividend Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Canada — 2.5%
TELUS Corp.	1,520,562	$ 30,232,940
Denmark — 2.0%
Novo Nordisk A/S, Class B	173,429	24,497,761
France — 10.9%
Air Liquide SA	114,870	18,250,137
EssilorLuxottica SA	98,616	17,095,425
Kering SA	51,286	30,070,071
LVMH Moet Hennessy Louis Vuitton SE	15,165	12,607,077
Sanofi	387,520	36,232,474
Schneider Electric SE	113,405	18,196,642
		132,451,826
Indonesia — 1.0%
Bank Rakyat Indonesia Persero Tbk PT	38,502,700	11,784,348
Japan — 1.5%
KDDI Corp.	622,200	18,204,252
Mexico — 1.8%
Wal-Mart de Mexico SAB de CV	5,618,251	22,139,529
Netherlands — 1.6%
Koninklijke KPN NV	5,738,958	19,673,211
Portugal — 1.5%
EDP - Energias de Portugal SA	3,636,597	18,312,905
Singapore — 1.5%
DBS Group Holdings Ltd.	699,100	17,736,963
Spain — 2.6%
Industria de Diseno Textil SA	1,014,470	31,252,540
Sweden — 2.0%
Epiroc AB, Class A	1,270,485	24,416,025
Switzerland — 6.3%
Lonza Group AG, Registered Shares	39,796	23,704,157
TE Connectivity Ltd.	215,467	27,433,259
Zurich Insurance Group AG	51,853	24,596,642
		75,734,058
Taiwan — 4.5%
MediaTek, Inc.	914,000	21,459,834
Taiwan Semiconductor Manufacturing Co. Ltd.	1,964,000	32,492,211
		53,952,045
United Kingdom — 16.5%
AstraZeneca PLC	246,088	32,059,874
Diageo PLC	568,323	24,117,622
Ferguson PLC	192,538	27,717,946
Security	Shares	Value
United Kingdom (continued)
Prudential PLC	1,860,990	$ 28,441,417
Reckitt Benckiser Group PLC	533,325	37,004,765
RELX PLC	824,905	24,894,202
Taylor Wimpey PLC	16,947,950	25,070,060
		199,305,886
United States — 43.6%
AbbVie, Inc.	199,048	30,633,487
Accenture PLC, Class A	114,660	30,447,963
American Express Co.	142,314	24,761,213
Assurant, Inc.	136,283	17,361,091
Baker Hughes Co., Class A	819,404	25,073,762
Chevron Corp.	76,673	12,326,718
Citizens Financial Group, Inc.	735,657	30,721,036
Intercontinental Exchange, Inc.	237,026	24,129,247
International Flavors & Fragrances, Inc.	259,019	24,140,571
Intuit, Inc.	77,880	31,711,179
M&T Bank Corp.	155,385	24,129,737
Medtronic PLC	300,529	24,883,801
Microsoft Corp.	156,338	38,993,824
Otis Worldwide Corp.	316,737	26,802,285
Paychex, Inc.	221,383	24,440,683
Philip Morris International, Inc.	321,016	31,234,857
Synchrony Financial	525,401	18,762,070
United Parcel Service, Inc., Class B	159,094	29,033,064
UnitedHealth Group, Inc.	49,201	23,416,724
Walt Disney Co.(a)	227,640	22,675,220
Williams Cos., Inc.	400,920	12,067,692
		527,746,224
Total Long-Term Investments — 99.8% (Cost: $1,064,912,528)		1,207,440,513
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 4.41%(b)(c)	2,793,436	2,793,436
Total Short-Term Securities — 0.2% (Cost: $2,793,436)		2,793,436
Total Investments — 100.0% (Cost: $1,067,705,964)		1,210,233,949
Other Assets Less Liabilities — 0.0%		31,011
Net Assets — 100.0%		$ 1,210,264,960
(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)  (continued)
February 28, 2023
BlackRock Global Dividend Portfolio
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 5,474,120	$ —	$ (2,680,684)(a)	$ —	$ —	$ 2,793,436	2,793,436	$ 156,896	$ —
(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Canada	$ 30,232,940	$ —	$ —	$ 30,232,940
Denmark	—	24,497,761	—	24,497,761
France	—	132,451,826	—	132,451,826
Indonesia	—	11,784,348	—	11,784,348
Japan	—	18,204,252	—	18,204,252
Mexico	22,139,529	—	—	22,139,529
Netherlands	—	19,673,211	—	19,673,211
Portugal	—	18,312,905	—	18,312,905
Singapore	—	17,736,963	—	17,736,963
Spain	—	31,252,540	—	31,252,540
Sweden	—	24,416,025	—	24,416,025
Switzerland	27,433,259	48,300,799	—	75,734,058
Taiwan	—	53,952,045	—	53,952,045
United Kingdom	—	199,305,886	—	199,305,886
United States	527,746,224	—	—	527,746,224
Short-Term Securities
Money Market Funds	2,793,436	—	—	2,793,436
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